Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail) - Fair Value, Inputs, Level 3 [Member] - Kensington Capital Acquisition Corp I V [Member]	Jun. 30, 2022 $ / shares yr	Mar. 04, 2022 $ / shares yr
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.5	11.5
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	9.32	9.18
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input | yr	5.6	6
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	5.1	8.9
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.02	1.87
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0